Property, plant and equipment	12 Months Ended
Dec. 31, 2018
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Property, plant and equipment

10. Property, plant and equipment

All figures in £ millions	Land and buildings	Plant and equipment	Assets in course of construction	Total
Cost
At 1 January 2017	398	560	20	978
Exchange differences	(20)	(29)	(2)	(51)
Additions	26	40	24	90
Disposals	(13)	(34)	—	(47)
Disposal through business disposal	(11)	(5)	—	(16)
Reclassifications	5	8	(13)	—
Transfer to intangible assets	—	(11)	—	(11)
Transfer to assets classified as held for sale	(55)	(2)	—	(57)

At 31 December 2017	330	527	29	886
Exchange differences	11	14	1	26
Additions	32	22	12	66
Disposals	(75)	(97)	—	(172)
Reclassifications	19	(8)	(11)	—
Transfer to intangible assets	—	—	(11)	(11)
Transfer to intangible assets – pre-publication	—	—	(2)	(2)

At 31 December 2018	317	458	18	793

All figures in £ millions	Land and buildings	Plant and equipment	Assets in course of construction	Total
Depreciation
At 1 January 2017	(229)	(406)	—	(635)
Exchange differences	12	23	—	35
Charge for the year	(35)	(55)	—	(90)
Disposals	9	26	—	35
Disposal through business disposal	6	3	—	9
Transfer to assets classified as held for sale	40	1	—	41

At 31 December 2017	(197)	(408)	—	(605)
Exchange differences	(5)	(11)	—	(16)
Charge for the year	(20)	(46)	—	(66)
Disposals	34	97	—	131
Reclassifications	(7)	7	—	—

At 31 December 2018	(195)	(361)	—	(556)

Carrying amounts
At 1 January 2017	169	154	20	343
At 31 December 2017	133	119	29	281

At 31 December 2018	122	97	18	237

Depreciation expense of £18m (2017: £23m) has been included in the income statement in cost of goods sold and £48m (2017: £67m) in operating expenses.

The Group leases certain equipment under a number of finance lease agreements. The net carrying amount of leased plant and equipment included within property, plant and equipment was £7m (2017: £9m).